Exhibit 99.1

Servicer’s Certificate

for the Collection Period May 01, 2019 through May 31, 2019

for Payment Date of June 17, 2019

Toyota Auto Receivables 2017-C Owner Trust

Toyota Auto Finance Receivables, LLC

SELLER

SERVICER

Collection Period	31	30/360 Days	30
Interest Accrual Period	33	Actual/360 Days	33

Class	Initial Principal Balance	Final Scheduled Payment Date	Beginning Principal Balance	Beginning Principal Factor	First Priority Principal Distribution Amount	Second Priority Principal Distribution Amount	Regular Principal Distribution Amount	Ending Principal Balance	Ending Principal Factor

A-1	$443,000,000.00	8/15/18	$0.00	0.0000000	$0.00	$0.00	$0.00	$0.00	0.0000000
A-2a	$460,000,000.00	7/15/20	$70,061,046.91	0.1523066	$0.00	$14,132,615.00	$9,775,020.89	$46,153,411.02	0.1003335
A-2b	$240,000,000.00	7/15/20	$36,553,589.71	0.1523066	$0.00	$7,373,538.26	$5,100,010.91	$24,080,040.54	0.1003335
A-3	$420,000,000.00	11/15/21	$420,000,000.00	1.0000000	$0.00	$0.00	$0.00	$420,000,000.00	1.0000000
A-4	$143,250,000.00	12/15/22	$143,250,000.00	1.0000000	$0.00	$0.00	$0.00	$143,250,000.00	1.0000000
B	$43,750,000.00	9/15/23	$43,750,000.00	1.0000000	$0.00	$0.00	$0.00	$43,750,000.00	1.0000000

Total	$1,750,000,000.00		$713,614,636.62		$0.00	$21,506,153.26	$14,875,031.80	$677,233,451.56	0.3869905

Class	Interest Rate	Interest Distributable Amount	Prior Interest Carryover	Interest Distribution Amount	Current Interest Carryover	Total Principal & Interest Distribution

A-1	1.25000%	$0.00	$0.00	$0.00	$0.00	$0.00
A-2a	1.58000%	$92,247.05	$0.00	$92,247.05	$0.00	$23,999,882.94
A-2b	2.51963%	$84,426.39	$0.00	$84,426.39	$0.00	$12,557,975.56
A-3	1.78000%	$623,000.00	$0.00	$623,000.00	$0.00	$623,000.00
A-4	1.98000%	$236,362.50	$0.00	$236,362.50	$0.00	$236,362.50
B		$0.00	$0.00	$0.00	$0.00	$0.00

Total		$1,036,035.94	$0.00	$1,036,035.94	$0.00	$37,417,221.00

 Credit Enhancement

Reserve Account		Yield Supplement Overcollateralization Amount

Initial Deposit Amount	$4,375,009.35	Beginning Period Amount	$38,177,322.17
Specified Reserve Account Amount	$4,375,009.35	Increase/(Decrease)	$(2,787,444.90)
Beginning Balance	$4,375,009.35	Ending Period Amount	$35,389,877.27
Withdrawals	$0.00
Amount Available for Deposit	$17,267,135.01	Overcollateralization
Amount Deposited to the Reserve Account	$0.00	Adjusted Pool Balance	$692,108,483.36
Reserve Account Balance Prior to Release	$4,375,009.35	Total Note Balance	$677,233,451.56
Reserve Account Required Amount	$4,375,009.35	Ending Overcollateralization Amount	$14,875,031.80
Reserve Account Release to Seller	$0.00	Overcollateralization Target Amount	$14,875,031.80
Ending Reserve Account Balance	$4,375,009.35

Servicer’s Certificate

for the Collection Period May 01, 2019 through May 31, 2019

for Payment Date of June 17, 2019

Toyota Auto Receivables 2017-C Owner Trust

Toyota Auto Finance Receivables, LLC

SELLER

SERVICER

Collection Period	31	30/360 Days	30
Interest Accrual Period	33	Actual/360 Days	33

 Liquidations of Charge-offs and Repossessions

		Cumulative

	Current Period Only	Current Period	Prior Period	Two Periods Prior	Three Periods Prior

Number of Liquidated Receivables	26	807	781	749	725
Gross Principal of Liquidated Receivables	$364,304.05	$13,696,786.64	$13,332,482.59	$12,871,909.67	$12,491,535.49
Principal of Repurchased Contracts, previously charged-off	$0.00	$0.00	$0.00	$0.00	$0.00
Net Liquidation Proceeds Received During the Collection Period	$(67,806.37)	$(2,600,338.47)	$(2,532,532.10)	$(2,458,499.44)	$(2,338,640.06)
Recoveries on Previously Liquidated Contracts	$(244,550.23)	$(5,054,971.24)	$(4,810,421.01)	$(4,635,212.55)	$(4,432,724.10)

Net Credit Losses	$51,947.45	$6,041,476.93	$5,989,529.48	$5,778,197.68	$5,720,171.33
Charge-off Rate (Number of Liquidated Receivables / Initial number of accounts in the pool)		0.78537%	0.76007%	0.72893%	0.70557%
Number of Accounts with Liquidation Proceeds or Recoveries		776	746	715	687
Ratio of Aggregate Net Losses to Average Portfolio Balance		0.48765%	0.47455%	0.44940%	0.43678%
Number of Assets Experiencing a Net Loss		696	673	646	623
Net Credit Losses for Assets Experiencing a Loss		$6,049,594.27	$5,997,414.24	$5,785,811.85	$5,727,785.50
Average Net Loss on all assets that have Experienced a Net Loss		$8,691.95	$8,911.46	$8,956.37	$9,193.88
Cumulative Net Loss Ratio		0.31975%	0.31700%	0.30582%	0.30274%
Repossessed in Current Period	17 vehicles

 Pool Data

	Original	Prior Month	Current Month

Receivables Pool Balance	$1,889,438,548.44	$766,666,990.59	$727,498,360.63
Number of Contracts	102,754	66,564	64,913
Weighted Average APR	2.09%	2.05%	2.05%
Weighted Average Remaining Term (Months)	50.16	32.24	31.44

Servicer’s Certificate

for the Collection Period May 01, 2019 through May 31, 2019

for Payment Date of June 17, 2019

Toyota Auto Receivables 2017-C Owner Trust

Toyota Auto Finance Receivables, LLC

SELLER

SERVICER

Collection Period	31	30/360 Days	30
Interest Accrual Period	33	Actual/360 Days	33

 Collections

Principal Payments Received	$29,242,103.16
Prepayments in Full	$9,562,222.75
Interest Payments Received	$1,331,530.86
Aggregate Net Liquidation Proceeds	$312,356.60
Interest on Repurchased Contracts	$0.00

Total Collections	$40,448,213.37
Principal of Repurchased Contracts	$0.00
Principal of Repurchased Contracts, prev charged-off	$0.00
Adjustment on Repurchased Contracts	$0.00

Total Repurchased Amount	$0.00

Total Available Collections	$40,448,213.37

 Distributions

	Calculated Amount	Amount Paid	Shortfall

Servicing Fee	$638,889.16	$638,889.16	$0.00
Trustee and Other Fees/Expenses (capped at $300,000.00 per calendar year)
Indenture Trustee	$0.00	$0.00	$0.00
Owner Trustee	$0.00	$0.00	$0.00
Asset Representations Reviewer	$0.00	$0.00	$0.00
Interest - Class A-1 Notes	$0.00	$0.00	$0.00
Interest - Class A-2a Notes	$92,247.05	$92,247.05	$0.00
Interest - Class A-2b Notes	$84,426.39	$84,426.39	$0.00
Interest - Class A-3 Notes	$623,000.00	$623,000.00	$0.00
Interest - Class A-4 Notes	$236,362.50	$236,362.50	$0.00
First Priority Principal Distribution Amount	$0.00	$0.00	$0.00
Interest - Class B Notes	$0.00	$0.00	$0.00
Second Priority Principal Distribution Amount	$21,506,153.26	$21,506,153.26	$0.00
Reserve Account Deposit	$0.00	$0.00	$0.00
Regular Principal Distribution Amount	$14,875,031.80	$14,875,031.80	$0.00
Additional Trustee and Other Fees/Expenses
Indenture Trustee	$0.00	$0.00	$0.00
Owner Trustee	$0.00	$0.00	$0.00
Asset Representations Reviewer	$0.00	$0.00	$0.00
Excess Amounts to the Certificateholder	$2,392,103.21	$2,392,103.21	N/A

Servicer’s Certificate

for the Collection Period May 01, 2019 through May 31, 2019

for Payment Date of June 17, 2019

Toyota Auto Receivables 2017-C Owner Trust

Toyota Auto Finance Receivables, LLC

SELLER

SERVICER

Collection Period	31	30/360 Days	30
Interest Accrual Period	33	Actual/360 Days	33

 Noteholder Distributions

	Interest Distributed	Per $1000 of Original Balance	Principal Distributed	Per $1000 of Original Balance	Amount Distributed	Per $1000 of Original Balance

Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$92,247.05	$0.20	$23,907,635.89	$51.97	$23,999,882.94	$52.17
Class A-2b Notes	$84,426.39	$0.35	$12,473,549.17	$51.97	$12,557,975.56	$52.32
Class A-3 Notes	$623,000.00	$1.48	$0.00	$0.00	$623,000.00	$1.48
Class A-4 Notes	$236,362.50	$1.65	$0.00	$0.00	$236,362.50	$1.65
Class B Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

 Delinquent and Repossessed Contracts

	Percentage of Current Month Number of Contracts	Units	Percentage of Current Month Receivables Pool Balance	Balance

30-59 Days Delinquent	0.76%	491	0.95%	$6,890,437.79
60-89 Days Delinquent	0.16%	102	0.20%	$1,439,996.09
90-119 Days Delinquent	0.05%	30	0.06%	$458,769.75
120 or more Days Delinquent	0.00%	0	0.00%	$0.00

Total Delinquencies	0.97%	623	1.21%	$8,789,203.63

Total Delinquencies - Prior Period	0.94%		1.19%
Total Delinquencies - Two Months Prior	1.00%		1.22%
Total Delinquencies - Three Months Prior	0.95%		1.17%

Receivables Pool Balance	$727,498,360.63
60-Day Delinquency Percentage	0.26%
Delinquency Trigger Percentage	1.55%
Has a Delinquency Trigger occurred in this Collection Period?	No

Collection Period	Collection Period End Date	Delinquency Trigger Percentage
1-12	08/31/2017 - 07/31/2018	0.95%
13-24	08/31/2018 - 07/31/2019	1.55%
25-36	08/31/2019 - 07/31/2020	2.20%
37 and after	08/31/2020 and after	3.00%

Repossessed Vehicle Inventory	19 vehicles
* Included with Delinquencies Above

Servicer’s Certificate

for the Collection Period May 01, 2019 through May 31, 2019

for Payment Date of June 17, 2019

Toyota Auto Receivables 2017-C Owner Trust

Toyota Auto Finance Receivables, LLC

SELLER

SERVICER

EU Risk Retention Compliance Confirmation

Toyota Motor Credit Corporation (“TMCC”), in its capacity as the originator of the Receivables, hereby confirms its continued compliance as of the date of this Servicer’s Certificate, with its agreements in the Sale and Servicing Agreement, dated as of August 02, 2017 (the “Sale and Servicing Agreement”), among Toyota Auto Receivables 2017-C Owner Trust, Toyota Auto Finance Receivables LLC (the “Depositor”), and TMCC, and with reference to Articles 404-410 of Regulation (EU) No 575/2013, Articles 50-56 of Regulation (EU) No 231/2013 and Articles 254-257 of Regulation (EU) No 2015/35, in each case together with any related technical standards or guidelines (collectively, and in each case as in effect as of July 25, 2017 unless otherwise specified, the “E.U. Retention Rules”), to: (a) retain, on an ongoing basis, a material net economic interest of not less than 5% of the nominal value of each of the tranches sold or transferred to investors within the meaning of paragraph 1(a) of Article 405 of Regulation (EU) No 575/2013, paragraph 1(a) of Article 51 of Regulation (EU) No 231/2013, and paragraph 2(a) of Article 254 of Regulation (EU) No 2015/35 (the “E.U. Retained Interest”), by retaining, either directly or indirectly through one or more wholly-owned subsidiaries that are special purpose entities and not operating companies, not less than 5% (by initial principal amount) of each class of the Notes and not less than 5% of the percentage interests in the Certificate, and initially by causing the Depositor to acquire such securities on August 02, 2017; and (b) cause the E.U. Retained Interest to not be subject to any credit risk mitigation or any short positions or any other hedges and to not be sold, except to the extent permitted by the E.U. Retention Rules as may be in effect from time to time.

Servicer’s Certificate

for the Collection Period May 01, 2019 through May 31, 2019

for Payment Date of June 17, 2019

Toyota Auto Receivables 2017-C Owner Trust

Toyota Auto Finance Receivables, LLC

SELLER

SERVICER

I hereby certify to the best of my knowledge that the report provided is true and correct.

/s/ Matthew Venardi
Name:	Matthew Venardi
Title:	General Manager - Treasury Systems, Operations, Cash Mgmt. and Valuations